Impairment/reversal of tangible and intangible assets (Details Textual) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) $ / bbl	Dec. 31, 2016 EUR (€)
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.00%
Long Term Assumption, Benchmark Brent Price Previous Estimate	71.4
Market Capitalisation	€ 50,000
Assets (liabilities)	48,000
Goodwill	1,204	€ 1,320
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,303
Long-term assumption for benchmark brent price | $ / bbl	72
Decrease in average projected commercial margins Percentage	65.00%
Increase in projected discount rate	9.70%
Nominal Growth Rate	16.80%
Country Of Domicile [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	4.60%
Europe [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	5.20%
Goodwill	€ 95
Individual Assets Or Cash generating Units [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Reversal of impairment loss	€ 776
Bottom Of Range [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Weighted Average Cost of Capital, Percentage	5.30%
Discount rate applied to cash flow projections	(0.20%)	(0.20%)
Bottom Of Range [Member] | Individual Assets Or Cash generating Units [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Weighted Average Cost of Capital, Pre Tax Rate Percentage	8.60%
Top Of Range [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Weighted Average Cost of Capital, Percentage	15.80%
Discount rate applied to cash flow projections	2.50%	2.60%
Top Of Range [Member] | Individual Assets Or Cash generating Units [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Weighted Average Cost of Capital, Pre Tax Rate Percentage	25.60%
Oil & Gas and refining busines segment [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Weighted Average Cost of Capital, Marginal Decrease Percentage	0.40%
Weighted Average Cost of Capital, Percentage	6.80%
Chemical business line [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Weighted Average Cost of Capital, Marginal Decrease Percentage	0.50%
Weighted Average Cost of Capital, Percentage	8.50%
Gas & Power [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Weighted Average Cost of Capital, Marginal Decrease Percentage	0.20%
Weighted Average Cost of Capital, Percentage	6.00%
Goodwill	€ 932	€ 1,025
Gas & Power [Member] | Country Of Domicile [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Goodwill	835	835
Gas & Power [Member] | Europe [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Goodwill	95	188
Refining & Marketing business line [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Impairment loss	130
Gas & Power Segment [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Impairment loss	€ 146
Refining activity [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Profitability margin per barrel	5
Exploration & Production [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Goodwill	€ 179	€ 202
Exploration & Production [Member] | Individual Assets Or Cash generating Units [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Reversal of impairment loss	776
Impairment loss	€ 636
Disclosure of amount of impairment loss based on which weighted average cost of capital is disclosed	WACC relating to reversals of impairments of more than €100 million
Exploration & Production [Member] | Bottom Of Range [Member] | Individual Assets Or Cash generating Units [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Weighted Average Cost of Capital, Percentage	5.50%
Weighted Average Cost of Capital, Pre Tax Rate Percentage	8.60%
Exploration & Production [Member] | Top Of Range [Member] | Individual Assets Or Cash generating Units [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Weighted Average Cost of Capital, Percentage	13.50%
Weighted Average Cost of Capital, Pre Tax Rate Percentage	25.60%